Acquisitions and disposals	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Acquisitions and disposals

41. Acquisitions and disposals
Details of the acquisition and disposal of significant subsidiaries, associates, joint ventures and other businesses are given below:
2024
On 9 January 2024, GSK announced it had entered into an agreement to acquire 100% of Aiolos Bio, Inc. (Aiolos), a clinical stage biopharmaceutical company focused on addressing the unmet treatment needs of patients with certain respiratory and inflammatory conditions, for a total cash consideration of US$1,004 million (£800 million) as adjusted for working capital acquired paid upon closing and up to US$400 million (£319 million) in certain success-based regulatory milestone payments. The estimated fair value of the contingent consideration payable was US$120 million (£96 million). In addition, GSK will also be responsible for success-based milestone payments as well as tiered royalties owed to Jiangsu Hengrui Pharmaceuticals Co., Ltd. (Hengrui). The
acquisition completed on 14 February 2024.
During 2024, no sales arising from the Aiolos business were included in Group turnover and no revenue is expected until regulatory approval is received on the acquired asset.
GSK continues to support the ongoing development of the acquired asset and consequently this asset will be loss making until regulatory approval on this asset is received. The development of this asset has been integrated into the Group’s existing R&D activities, so it is impracticable to quantify these development costs or the impact on Total profit after taxation for the period ended
31 December 2024.
Goodwill of £191 million has been recognised. The goodwill represents specific synergies available to GSK from the business combination. The goodwill has been allocated to the Group’s R&D segment. None of the goodwill is expected to be deductible for tax purposes.

Total £m
Net assets acquired:
Intangible assets	886
Trade and other receivables	10
Cash and cash equivalents	23
Trade and other payables	(26)
Deferred tax liabilities	(188)
705
Goodwill	191
Total consideration	896
On 6 June 2024, GSK announced that it had acquired Elsie Biotechnologies, a San Diego-based private biotechnology company dedicated to unlocking the full potential of oligonucleotide therapeutics, for a total consideration of up to US$51 million
(approximately £40 million), including up to US$10 million (£8 million) in certain success-based development and regulatory milestone payments. The key assets and liabilities recognised at acquisition include goodwill of US$23 million (£19 million), intangible assets of US$35 million (£27 million) and a deferred tax liability of US$7 million (£6 million). The acquisition is accounted for as a business combination but is not considered a significant acquisition for the Group. This agreement is not subject to closing conditions and the acquisition has been completed.
Business disposals
GSK completed no material business disposals in 2024.
Associates and joint ventures
GSK completed no material investments or disposals of associates or joint ventures during the year.
Cash flows

	Business acquisitions £m	Business disposals £m
Cash consideration paid	(773)	–
Net deferred consideration paid	(57)	(18)
Transaction costs	(5)	–
Cash and cash equivalents acquired	25	–
Cash outflow	(810)	(18)
41. Acquisitions and disposals continued
2023
Business acquisitions
On 28 June 2023, GSK completed the acquisition of BELLUS Health Inc. (“Bellus") which was effected through a Plan of
Arrangement (the “Arrangement”) pursuant to the Canada Business Corporations Act. The Arrangement was approved by Bellus’
shareholders on 16 June 2023. Upon completion, GSK acquired all outstanding common shares of Bellus for US$14.75 per common share in cash, representing a total equity value of US$2 billion (£1.6 billion). The acquisition provides GSK access to camlipixant, a potential best-in-class and highly selective P2X3 antagonist currently in phase III development for the first-line treatment of adult patients with refractory chronic cough (RCC).

Total £m
Net assets acquired:
Intangible assets	1,438
Non-current equity investments	2
Right of use assets	1
Trade and other receivables	96
Investments held as current assets	51
Cash and cash equivalents	148
Lease liabilities	(1)
Trade and other payables	(103)
Deferred tax liabilities	(136)
1,496
Non-controlling interest	–
Goodwill	109
Total consideration	1,605
In 2023, the provisional values of the identifiable assets and liabilities acquired in the Affinivax, Inc. business combination were updated for the finalisation of the fair value of intangible assets, resulting in an increase in intellectual property of £39 million, a decrease to goodwill of £31 million and a decrease to deferred tax of £8 million. The amounts recognised at 31 December 2022 have not been restated on the basis of materiality.
Business disposals
GSK completed no material business disposals in 2023.
Associates and joint ventures
GSK completed no material investments or disposals of associates or joint ventures during the year.
Cash flows

	Business acquisitions £m	Business disposals £m
Cash consideration (paid)/received	(1,605)	68
Net deferred consideration paid	–	(19)
Transaction costs	(17)	–
Cash and cash equivalents acquired/(divested)	148	–
Cash (outflow)/inflow	(1,474)	49
41. Acquisitions and disposals continued
2022
Business acquisitions
On 1 July 2022, GSK completed the acquisition of 100% of Sierra Oncology, Inc., a California-based, late-stage biopharmaceutical company focused on targeted therapies for the treatment of rare forms of cancer, for $1.9 billion (£1.6 billion). The main asset is momelotinib which targets the medical needs of myelofibrosis patients with anaemia. Total transaction costs were £52 million.
On 15 August 2022, GSK completed the acquisition of 100% of Affinivax, Inc. a clinical-stage biopharmaceutical company based in
Cambridge, Boston, Massachusetts focused on pneumococcal vaccine candidates. The consideration for the acquisition comprised an upfront payment of $2.2 billion (£1.8 billion) as adjusted for working capital acquired paid upon closing and two potential milestone payments each of $0.6 billion (£0.5 billion) to be paid upon the achievement of certain paediatric clinical development milestones. The estimated fair value of the contingent consideration payable was £482 million. The values were provisional and were subject to change. The total transaction costs were £71 million.
During 2022, no sales arising from the Sierra Oncology or Affinivax businesses were included in Group turnover and no revenue is expected until regulatory approval is received on the acquired assets.
GSK continues to support the ongoing development of the acquired assets and consequently these assets will be loss making until regulatory approval on these assets is received. The development of these assets has been integrated into the Group’s existing
R&D activities, so it was impracticable to quantify these development costs or the impact on Total profit after taxation for the period ended 31 December 2022.
Goodwill of £1,127 million (£162 million for Sierra Oncology and £965 million for Affinivax), which is not expected to be deductible for tax purposes, has been recognised. The goodwill represents workforce in place, and specific synergies available to GSK from the business combinations. The goodwill has been allocated to the Group’s Commercial Operations and R&D segments (refer to
Note 19 ‘Goodwill’ for allocation methodology).

	Sierra Oncology £m	Affinivax £m	Total £m
Net assets acquired
Intangible assets	1,497	1,467	2,964
Property, plant and equipment	–	30	30
Right of use assets	1	52	53
Inventory	60	–	60
Trade and other receivables	2	17	19
Cash and cash equivalents	175	109	284
Lease liabilities	(1)	(55)	(56)
Trade and other payables	(40)	(77)	(117)
Taxation	(259)	(236)	(495)
	1,435	1,307	2,742
Goodwill	162	965	1,127
Total	1,597	2,272	3,869
Total cash	1,597	1,790	3,387
Fair value of contingent consideration	–	482	482
On 24 November 2022 GSK signed an agreement to buy out the 25% non-controlling interest in Glaxo Saudi Arabia Ltd for
SAR94 million (£21 million), paid in 2023.
41. Acquisitions and disposals continued
Demerger of Consumer Healthcare business
On 18 July 2022, GSK plc separated its Consumer Healthcare business from the GSK Group to form Haleon plc, an independent listed company. The separation was effected by way of a demerger of 80.1% of GSK’s 68% holding in the Consumer Healthcare business to GSK shareholders. Following the demerger, 54.5% of Haleon plc was held in aggregate by GSK shareholders, 6.0% was held by GSK (including shares received by GSK’s consolidated ESOP trusts) and 7.5% was held by certain Scottish Limited
Partnerships (SLPs) set up to provide collateral for a funding mechanism pursuant to which GSK will provide additional funding for
GSK’s UK defined benefit pension schemes (Note 31, 'Pensions and other post-employment benefits'). The aggregate ownership by
GSK (including ownership by the ESOP trusts and SLPs) after the demerger of 13.5% was measured at fair value with changes through profit or loss. In 2022, Pfizer held 32% of Haleon plc after the demerger.
Under IFRIC 17 ‘Distributions of Non-cash Assets to Owners’ a liability and an equity distribution are measured at the fair value of the assets to be distributed when the dividend is appropriately authorised and it is no longer at the entity’s discretion. The liability and equity movement, and associated gain on distribution were recognised in Q3 2022 when the demerger distribution was authorised and occurred.
The asset distributed was the 54.5% ownership of the Consumer Healthcare business. The net carrying amount of the Consumer
Healthcare business in the consolidated financial statements, including the retained 13.5% and net of the amount attributable to the non-controlling interest, was approximately £11 billion at the end of June. GSK’s £6.3 billion share of the shareholder loans made in
Q1 2022 in advance of the pre-separation dividends was eliminated in the consolidated financial statements. The assets distributed were reduced by Consumer Healthcare transactions up to 18 July that principally included pre-separation dividends declared and settled after the end of Q2 2022 and before 18 July 2022. Those dividends included: £10.4 billion (£7.1 billion attributable to GSK)
of dividends funded by Consumer Healthcare debt that was partially on-lent during Q1 2022 and dividends of £0.6 billion
(£0.4 billion attributable to GSK) from available cash balances.
The fair value of the 54.5% ownership of the Consumer Healthcare business distributed was £15.5 billion. This was measured by reference to the quoted average Haleon plc share price over the first five days of trading, this being a fair value measured with observable inputs which was considered to be representative of the fair value at the distribution date. A gain on distribution of this fair value less book value of the attributable net assets of the Consumer Healthcare business of £7.7 billion was recorded in the income statement in 2022. There was an additional gain of £2.4 billion to remeasure the retained 13.5% from its book value to fair value of £3.9 billion using the same fair value methodology as used for the distributed shares. The gain on distribution and on remeasurement of the retained stake upon demerger was presented as part of discontinued operations. Any future gains or losses on the retained stake in Haleon plc will be recognised in continuing operations. In addition, there was a reclassification of the
Group’s share of cumulative exchange differences arising on translation of the foreign currency net assets of the divested subsidiaries and offsetting net investment hedges from reserves into the income statement of £0.6 billion. The total gain on demerger of Consumer Healthcare was £10.1 billion. These transactions were presented in profit from discontinued operations in
2022.

2022 £m
Fair value of the Consumer Healthcare business distributed (54.5%)	15,526
Fair value of the retained ownership in Haleon plc (13.5%)	3,853
Total fair value	19,379
Carrying amount of the net assets and liabilities distributed/de-recognised	(12,887)
Carrying amount of the non-controlling interest de-recognised	3,038
Gain on demerger before exchange movements and transaction costs	9,530
Reclassification of exchange movements and net investment hedge movements on disposal of overseas subsidiaries	554
Total gain on the demerger of Consumer Healthcare	10,084
Consumer Healthcare was presented as a discontinued operation as at 30 June 2022 and disclosed as such in the interim financial statements. The Consolidated Income Statement and Consolidated Cash Flow Statement distinguish discontinued operations from continuing operations. Financial information relating to the operations of Consumer Healthcare for the period is set out on the following page and includes financial information until 18 July 2022.
This financial information differs both in purpose and basis of preparation from the Historical Financial Information and the Interim
Financial Information included in the Haleon prospectus and from that which was published by Haleon plc on 2 March 2023. As a result, whilst the two sets of financial information are similar, they are not the same because of certain differences in accounting and disclosure under IFRS.
41. Acquisitions and disposals continued

Total results	2022 £m
Turnover	5,581
Expense	(4,730)
Profit before tax	851
Taxation	(235)
Tax rate %	27.6%
(Loss)/profit after taxation from discontinued operations: Consumer Healthcare	616
Other gains/(losses) on demerger	2,433
Remeasurement of discontinued operations distributed to shareholders on demerger	7,651
Profit after taxation on demerger of discontinued operations	10,700
Non-controlling interest in discontinued operations	205
Earnings attributable to shareholders from discontinued operations	10,495
Earnings per share from discontinued operations	260.6p
Other business disposals
There were no other material business disposals in 2022.

Cash flows	Business acquisitions £m	Business disposals - demerger £m	Business disposals - other £m
Cash consideration	(3,392)	–	–
Net deferred consideration paid	–	–	(34)
Cash and cash equivalents (divested)/acquired	284	(933)	(9)
	(3,108)	(933)	(43)
Transaction costs paid	(79)	(141)	–
Cash (outflow)/inflow	(3,187)	(1,074)	(43)
Cash consideration for business acquisitions included £5 million related to other business acquisition activity.